Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Share Capital

The share capital as of December 31, 2025 and 2024, is composed of as follows:

	Number of shares
	Authorized		Issued and outstanding
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Ordinary shares, NIS 0.01 par value	500,000,000	50,000,000	2,882,802	235,821

Schedule of Option Granted to Employees

Below is a summary of the Company’s options activity and related information with respect to options granted to employees during the years ended December 31, 2025 and 2024:

	Year ended December 31,		Year ended December 31,
	2025		2024
	Amount of options	Weighted average exercise price	Amount of options	Weighted average exercise price

Outstanding - beginning of the year	7,436	$163.44	6,061	$186.48
Granted	10,000	$8.04	1,396	$65.28
Exercised	(21)	$0.72	-	$-
Expired or forfeited	(1,255)	$472.59	(21)	$316.80

Outstanding - end of the year	16,160	$43.47	7,436	$163.44

Exercisable at end of year	6,107	$82.77	6,027	$139.68

Schedule of Weighted-Average Assumptions Determining Fair Value of Stock Options

The following weighted-average assumptions were used in determining the most recent fair values of stock options using the Black-Scholes valuation model:

	2025	2024

Expected dividend yield	0%	0%
Expected stock price volatility	55.0%	55.0%
Risk free interest rate	4.10%	4.10%
Expected life of options	6.25	6.25

Schedule of Options to Consultants

The Company’s outstanding options to consultants as of December 31, 2025 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	461	$0.72	461
2017	Rendered services	154	$0.72	154
2021	Rendered services	288	$0.72-540.00	288
2023*	Rendered services	417	$131.04	185

*	On April 27, 2023, the Company’s Board of Directors approved the additional grant of options to purchase up to 417 ordinary shares to a consultant, with an exercise price of $131.04 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of services. The fair value of each option as of the grant date was $62.4, determined using the Black-Scholes option pricing model and the total expenses of $26 thousand will be expensed over the option vesting periods of three years.

Schedule of Share-Based Compensation Expenses

The share-based compensation expenses associated with the above arrangements are recognized in the following line items in the consolidated statements of comprehensive loss in the years ended:

	December 31
	2025	2024	2023
	U.S. dollars in thousands
Research and development expenses	562	80	83
Sales and marketing expenses	185	49	61
General and administrative expenses	344	53	97
	1,091	182	241

Schedule of Equity Warrants to Investors and Associate

Equity Warrants to investors and associated with the IPO and follow on fund raising, as of December 31, 2025:

Number of warrants/ options	Issuance date	Exercise price		Exercise ratio	Expiration date	Notes
32,863	September 13, 2022	$480.00		Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Registered for trading (*)

781	September 15, 2022	$1,274.40		Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Owned by underwriter
98	September 15, 2022	$1,015.20		Each warrant is exercisable into 1 ordinary share	10 years following the issuance date	Owned by the legal advisor
333,333	September 12, 2025	$12.00	(**)	Each warrant is exercisable into 1 ordinary share	5 years following the issuance date (**)	Owned by an investor
223,333	September 15, 2025	$18.00	(**)	Each warrant is exercisable into 1 ordinary share	5 years following the issuance date (**)	Owned by an investor

(*)	The warrants are exercisable at any time after their original issuance and at any time up to the date that is five years after their original issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice and, at any time a registration statement registering the issuance of the ordinary shares underlying the warrants under the Securities Act of 1933, as amended, is effective and available for the issuance of such shares, by payment in full in immediately available funds for the number of ordinary shares purchased upon such exercise.

Schedule of Weighted Average Number of Ordinary Shares and Pre-funded Warrants

Loss per share has been calculated using the weighted average number of ordinary shares and pre-funded warrants in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Loss for the period	(8,107)	(7,879)	(7,814)
Total number of ordinary shares and pre-funded warrants *	3,543,135	261,821	84,948
Weighted average number of ordinary shares and pre-funded warrants	1,238,719	108,563	67,505
Basic and diluted loss per share	(6.53)	(72.60)	(115.20)

*	Include 660,333 ordinary shares held in abeyance.